Common Shareholders' Equity, Equity Rollforward (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common shareholders' equity, share rollforward
Common stock, shares issued ending balance	132,711,000	132,672,000
Treasury Shares
Common shareholders' equity, share rollforward
Treasury shares, ending balance	23,954,000	24,641,000
Common Shares
Common shareholders' equity, share rollforward
Common stock, shares issued beginning balance	125,512,000	125,502,000	57,093,000
Conversion of Series A Common Shares	33,000	10,000
Reclassification as a result of Share Consolidation Amendment			68,409,000	[1]
Common stock, shares issued ending balance	125,545,000	125,512,000	125,502,000
Common Shares | Treasury Shares
Common shareholders' equity, share rollforward
Treasury shares, beginning balance	24,641,000	24,165,000	7,198,000
Repurchase of shares	339,000	868,000
Dividend reinvestment, incentive and compensation plans - Treasury shares	(1,026,000)	(392,000)	(86,000)
Reclassification as a result of Share Consolidation Amendment			17,053,000	[1]
Treasury shares, ending balance	23,954,000	24,641,000	24,165,000
Common Shares | Series A Share Conversion
Common shareholders' equity, other disclosures
Shares reserved	7,166,195
Common Shares | Tax-Deferred Savings Plan
Common shareholders' equity, other disclosures
Shares reserved	90,341
Special Common Shares
Common shareholders' equity, share rollforward
Common stock, shares issued beginning balance			63,442,000
Reclassification as a result of Share Consolidation Amendment			(63,442,000)	[1]
Special Common Shares | Treasury Shares
Common shareholders' equity, share rollforward
Treasury shares, beginning balance			15,911,000
Repurchase of shares			748,000
Dividend reinvestment, incentive and compensation plans - Treasury shares			(226,000)
Reclassification as a result of Share Consolidation Amendment			16,433,000	[1]
Series A Common Shares
Common shareholders' equity, share rollforward
Common stock, shares issued beginning balance	7,160,000	7,119,000	6,510,000
Conversion of Series A Common Shares	(33,000)	(10,000)
Dividend reinvestment, incentive and compensation plans	39,000	51,000	39,000
Reclassification as a result of Share Consolidation Amendment			(570,000)	[1]
Common stock, shares issued ending balance	7,166,000	7,160,000	7,119,000

[1]	Reflects the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS, as approved by the TDS shareholders on January 13, 2012.